Other Assets	12 Months Ended
Mar. 31, 2014
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Assets

8.    Other Assets

Other assets at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	2013	2014
Capitalized computer software, net	¥5,893	¥5,274
Investments in non-marketable securities	706	658
Other	4,869	4,161

Total other assets	¥11,468	¥10,093

KONAMI acquired computer software of ¥3,901 million and ¥3,721 million in fiscal years 2013 and 2014, respectively.

Capitalized computer software at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	2013	2014
Capitalized computer software, at cost	¥27,408	¥29,625
Less—Accumulated amortization	(21,515)	(24,351)

Capitalized computer software, net	¥5,893	¥5,274

Amortization expense of computer software for the years ended March 31, 2012, 2013 and 2014 amounted to ¥1,993 million, ¥2,595 million and ¥4,166 million, respectively.

Estimated amortization expense of computer software for the following years is as follows:

Millions of Yen
Year ending March 31,
2015	2,350
2016	1,335
2017	907
2018	549
2019	133

Amortization expense of other intangible assets for the years ended March 31, 2012, 2013 and 2014 amounted to ¥43 million, ¥50 million and ¥97 million, respectively.